Expense Example	Jan. 14, 2026 USD ($)
Thornburg Small/Mid Cap Core Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 583
Expense Example, with Redemption, 3 Years	864
Expense Example, with Redemption, 5 Years	1,166
Expense Example, with Redemption, 10 Years	2,022
Thornburg Small/Mid Cap Core Fund - Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	298
Expense Example, with Redemption, 3 Years	847
Expense Example, with Redemption, 5 Years	1,521
Expense Example, with Redemption, 10 Years	3,322
Thornburg Small/Mid Cap Core Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	333
Expense Example, with Redemption, 5 Years	587
Expense Example, with Redemption, 10 Years	1,316
Thornburg Small/Mid Cap Growth Fund - Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	590
Expense Example, with Redemption, 3 Years	885
Expense Example, with Redemption, 5 Years	1,201
Expense Example, with Redemption, 10 Years	2,097
Thornburg Small/Mid Cap Growth Fund - Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	298
Expense Example, with Redemption, 3 Years	898
Expense Example, with Redemption, 5 Years	1,621
Expense Example, with Redemption, 10 Years	3,537
Thornburg Small/Mid Cap Growth Fund - Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	609
Expense Example, with Redemption, 10 Years	1,369
Thornburg Small/Mid Cap Core Fund - Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	562
Expense Example, with Redemption, 5 Years	1,002
Expense Example, with Redemption, 10 Years	2,225
Thornburg Small/Mid Cap Core Fund - Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	588
Expense Example, with Redemption, 5 Years	1,080
Expense Example, with Redemption, 10 Years	2,437
Thornburg Small/Mid Cap Core Fund - Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	521
Expense Example, with Redemption, 5 Years	972
Expense Example, with Redemption, 10 Years	2,223
Thornburg Small/Mid Cap Growth Fund - Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	572
Expense Example, with Redemption, 5 Years	1,023
Expense Example, with Redemption, 10 Years	2,273
Thornburg Small/Mid Cap Growth Fund - Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	1,103
Expense Example, with Redemption, 5 Years	2,089
Expense Example, with Redemption, 10 Years	4,580
Thornburg Small/Mid Cap Growth Fund - Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	437
Expense Example, with Redemption, 5 Years	801
Expense Example, with Redemption, 10 Years	$ 1,825